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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form.  If acknowledgment is desired, file this form with the Commission in triplicate.)

REPORT FOR CALENDAR MONTH ENDING DECEMBER  2002

                                             Rand Capital Corporation
(Name of registered closed-end investment company)

Date of Each Transaction	Identification of Security	Number of Shares Purchased	Price Per Share	Approximate Asset Value or Approximate Asset Coverage Per Share at Time of Purchase	Name of Seller or of Seller's Broker
12/9/02	Rand Common Stock	200	$1.12	$1.67	Open Market Purchase
12/11/02	Rand Common Stock	200	$1.00	$1.67	Open Market Purchase
12/12/02	Rand Common Stock	200	$1.02	$1.67	Open Market Purchase
12/13/02	Rand Common Stock	200	$1.00	$1.67	Open Market Purchase
12/16/02	Rand Common Stock	3,000	$0.99	$1.67	Open Market Purchase
12/20/02	Rand Common Stock	1,500	$1.07	$1.67	Open Market Purchase
12/24/02	Rand Common Stock	3,000	$1.00	$1.67	Open Market Purchase
12/27/02	Rand Common Stock	2,300	$1.04	$1.67	Open Market Purchase
12/30/02	Rand Common Stock	1,600	$1.06	$1.67	Open Market Purchase

REMARKS:

RAND CAPITAL CORPORATION
Name of Registrant
By: /s/ Daniel P. Penberthy
Daniel P. Penberthy
Executive Vice President/CFO
(Title)

Date of Statement:  January 2, 2003

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